INVENTORY (Tables)	12 Months Ended
Dec. 31, 2019
Classes of current inventories [abstract]
Schedule of Inventory
	New Israeli Shekels
	December 31
	2018	2019
	In millions
Handsets and devices	60	73
Accessories and other	6	10
Spare parts	23	26
ISP modems, routers, servers and related equipment	9	15
	98	124

Write-offs recorded	4	6
Cost of inventory recognized as expenses and included in cost of revenues for the year ended	586	539
Cost of inventory used as fixed assets	8	24